Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets and financial liabilities [abstract]
Financial assets and financial liabilities

		As at 31 December
Financial assets	Note	2017 RMB’000	2018 RMB’000
Financial assets at amortized cost
Trade receivables	(a)	386,480	81,990
Bills receivable	(a)	1,090,479	—
Other receivables	(a)	83,551	105,803
Amounts due from related parties excluded prepayments	(a),28(c)	1,953,471	2,219,007
Cash and cash equivalents	(b)	7,504,266	8,741,893
Time deposits with financial banks	(c)	2,000,000	1,500,000
Financial assets at fair value through other comprehensive income	(d)	—	1,672,431
Financial assets at fair value through profit or loss	(e)	—	2,727,279

		13,018,247	17,048,403

		As at 31 December
Financial liabilities	Note	2017 RMB’000	2018 RMB’000
Financial liabilities at amortized cost
Borrowings	(f)	606,157	497,249
Trade payables	(g)	1,908,457	2,922,998
Other payables	(g)	3,568,817	5,167,230
Amounts due to related parties	(g),28(c)	3,731,687	4,567,814
Financial liabilities at fair value through profit or loss		1,516	11,005

		9,816,634	13,166,296

Summary of trade and other receivables

	As at 31 December
	2017	2018
	RMB’000	RMB’000
Trade receivables	386,517	82,044

Less: impairment provision	(37)	(54)

	386,480	81,990

Bills receivable	1,090,479	—
Amounts due from related parties excluded prepayments	1,953,471	2,219,007

	3,430,430	2,300,997

Other receivables	83,551	105,803

	3,513,981	2,406,800

Summary of aging analysis in trade and other receivables

	As at 31 December
	2017 RMB’000	2018 RMB’000

Within 1 year	3,430,384	2,300,957
1-2 year	38	29
2-3 year	8	11

	3,430,430	2,300,997

Summary of movements in the Group's impairment provision for trade and other receivables

	2017 RMB’000	2018 RMB’000

As at 1 January	992	1,053
Provision for receivables impairment	66	39
Receivables written off during the year as uncollectible	(5)	(894)

As at 31 December	1,053	198

Cash and cash equivalents

	As at 31 December
	2017 RMB’000	2018 RMB’000
Cash deposits with a related party	29,128	22,082
Cash at bank and on hand	7,475,138	8,719,811

	7,504,266	8,741,893

Time deposits with banks

	As at 31 December
	2017 RMB’000	2018 RMB’000
Six-month time deposits with banks	2,000,000	1,500,000

Financial assets at fair value through other comprehensive income

	As at 31 December
	2017 RMB’000	2018 RMB’000
Trade and bill receivables	—	1,672,431

Financial assets at fair value through profit or loss

	As at 31 December
	2017 RMB’000	2018 RMB’000
Structured deposits	—	2,719,811
Foreign exchange options	—	7,468

	—	2,727,279

Borrowings

	As at 31 December
	2017 RMB’000	2018 RMB’000
Credit loans due within one year
-Short term bank loans	606,157	497,249

Trade and other payables

	As at 31 December
	2017 RMB’000	2018 RMB’000
Trade payables	1,908,457	2,922,998
Amounts due to related parties	3,731,687	4,567,814

	5,640,144	7,490,812

Staff salaries and welfares payable	123,959	128,861
Taxes payable (exclude income tax payable)	2,655,291	4,342,676
Interest payable	864	5,952
Dividends payable	23,686	26,488
Construction payable	425,891	334,249
Other liabilities	339,126	329,004

	3,568,817	5,167,230

	9,208,961	12,658,042

Aging analysis of trade payables (including bills payable and amounts due to related parties with trading nature)

	As at 31 December
	2017	2018
	RMB’000	RMB’000
Within one year	5,568,507	7,451,168
Between one and two years	58,016	25,231
Over two years	13,621	14,413

	5,640,144	7,490,812